Notes Related to the Consolidated Statements of Financial Position - Summary of Financial Liabilities by Type (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Liabilities [Abstract]
Financial liabilities related to finance leases	€ 39	€ 117	€ 204
Bank overdrafts	0	11	0
Conditional advances	1,181	1,182	1,182
Bank loans	799	1,534	1,480
Total financial liabilities	€ 2,019	€ 2,843	€ 2,865